Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Liabilities
Accrued Liabilities

9. Accrued Liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2014	2013
Accrued payroll	$1,175	$1,140
Accrued interest	9,457	11,614
Accrued expenses	14,073	18,157

Total	$24,705	$30,911

        Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $10.4 million and $14.3 million as of December 31, 2014 and December 31, 2013, respectively, as well as other accruals related to the operation of the Company's fleet of $3.7 million and $3.9 million as of December 31, 2014 and 2013, respectively.